17010111

Nasdaq Stock Market

Arnold Golub
Vice President
Office of General Counsel

Received SEC

JAN 23 2017

Washington, DC 20549

CERT NAS

File No. 001-37987

Electronic Mail Only

January 23, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 18, 2017 The Nasdaq Stock Market (the "Exchange") received from AppDynamics, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common stock, par value $0.001 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,